Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) attributable to common stockholders - basic	$ (16,562)	$ (5,562)	$ 324,117	$ (14,113)
Less: gain from change in fair value of warrant liabilities			(363,299)
Net loss attributable to common shareholders – diluted			$ (39,182)	$ (14,113)
Denominator:
Weighted average shares outstanding, basic (in Shares)			104,324,059	86,643,714
Weighted average shares outstanding, diluted (in Shares)			112,570,960	86,643,714
Net income (loss) per share, basic (in Dollars per share)			$ 3.11	$ (0.16)
Net loss per share, diluted (in Dollars per share)			$ (0.35)	$ (0.16)